Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized (in shares)	100	100	100
Common stock, issued (in shares)	100	100	100
Common stock, outstanding (in shares)	100	100	100